Note 14 - Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2015	2016	2017

Assumptions:
Risk-free interest rate	0.980%	0.818%	-0.147%
Expected lives (years)	15	15	15
Expected volatility	55.217%	53.794%	52.202%
Expected dividends	0.909%	1.023%	1.045%

Share-based Compensation, Stock Options, Activity [Table Text Block]
			Yen	Years	Thousands of Yen
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value
Unexercised options outstanding —March 31, 2015	458	91,600	¥1
Granted	151	30,200	1
Exercised	(52)	(10,400)	1
Forfeited or expired	–	–	–
Unexercised options outstanding—March 31, 2016	557	111,400	1
Granted	162	32,400	1
Exercised	–	–	–
Forfeited or expired	–	–	–
Unexercised options outstanding—March 31, 2017	719	143,800	1

Exercisable options—March 31, 2017	557	111,400	1	26.30	¥223,536
Expected to vest after July 12, 2017	162	32,400	1	29.30	65,014